Summary of Significant Accounting Policies - Schedule of Revenues by Activity Categories (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenues by Activity Categories [Line Items]
Total Revenue	$ 2,473,192	$ 8,145,257
Equipment structural parts [Member]
Schedule of Revenues by Activity Categories [Line Items]
Total Revenue	2,473,192	1,840,487
Cubic parking garage [Member]
Schedule of Revenues by Activity Categories [Line Items]
Total Revenue		6,240,539
Maintenance services [Member]
Schedule of Revenues by Activity Categories [Line Items]
Total Revenue		60,748
Others [Member]
Schedule of Revenues by Activity Categories [Line Items]
Total Revenue		3,483
Performance obligations satisfied over time [Member]
Schedule of Revenues by Activity Categories [Line Items]
Total Revenue		60,748
Performance obligations satisfied at a point in time [Member]
Schedule of Revenues by Activity Categories [Line Items]
Total Revenue	$ 2,473,192	$ 8,084,509